Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

(14) Goodwill

The Company has tested the cash-generating units for impairment on the annual designated test date in the fourth quarter 2021 based on the net book values as of 30 September 2021. The impairment tests are based on discounted cash flow, used to determine the value in use.

With respect to the development of goodwill please refer to the following detailed schedules.

	OAI/Evotec	OAI/Evotec		Evotec
	International	International	Aptuit	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€
1 January 2021	79,816	9,154	126,059	3,874	28,467	247,370
Business combination	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Foreign currency translation	4,664	50	2,786	323	2,376	10,199
31 December 2021	84,480	9,204	128,845	4,197	30,843	257,569

	OAI/Evotec	OAI/Evotec		Evotec	Evotec
	International	International	Aptuit	(München)	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€	k€
1 January 2020	75,098	9,194	128,317	7,983	4,232	31,095	255,919
Business combination	—	—	—	—	—	—	—
Disposal	—	—	—	—	—	—	—
Reclass	7,983	—	—	(7,983)	—	—	—
Foreign currency translation	(3,265)	(40)	(2,258)	—	(358)	(2,628)	(8,549)
31 December 2020	79,816	9,154	126,059	0	3,874	28,467	247,370

In the financial year 2020 Evotec (Munich) Execute goodwill was reclassified to the cash-generating unit OAI/Evotec International Execute.

The change in accumulated impairment of goodwill as of 31 December 2021 of k€ 233,577 compared to k€ 254,725 as at 31 December 2020 is entirely due to foreign currency translation.

The estimated future cash flows are based on a strategic plan of up to five years, an extrapolation of the cash flows over a simplified transition period of further five years and a terminal value. With the exception of the cash-generating units Aptuit Execute and Just Execute, for which the fair value less disposal costs method was applied, the impairment tests are based on the calculation of values in use.

The following tables show the relevant pre-tax discount rate as well as the growth rates used to determine the perpetual annuity in the respective discounted cash flows.

	Cash-generating units and groups of cash-generating units 2021
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	8.19%	11.51%	7.87%	9.83%	9.22%
Growth rate for terminal value	2.0%	2.0%	2.0%	2.0%	2.0%

	Cash-generating units and groups of cash-generating units 2020
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	9.16%	11.37%	9.78%	11.27%	9.60%
Growth rate for terminal value	1.5%	1.5%	1.5%	1.5%	1.5%

The impairment tests of the goodwill in OAI/Evotec International Execute, OAI/Evotec International Innovate, Evotec (US) Execute, Aptuit Execute, Just Execute and the relating estimated cash flows are based on past experience and expectations for the future. The impairment test of goodwill in Just Execute is based on less experience, since the structure of the J.POD® is a new technology and thus the correspondingly estimated capital flows are subject to a higher degree of uncertainty of assessment.

In addition, the following assumptions were used in the models:

–       The estimates of revenues were based on knowledge of overall market conditions combined with specific expectations of customer growth and product performance.

–       Cost estimates were developed using the 2022 and 2021 budgeted cost base projected forward to reflect volume increases, mix changes, specific investments and inflationary expectations.

–       The exchange rates and interest rates used were based on current market expectations and predictions.

The sustainable growth rate in the terminal value based on current inflation expectations in the regions relevant to Evotec’s business is 2.0% as of 30 September 2021 (30. September 2020: 1.5)% for all cash-generating unit units. Even with an unchanged growth rate in the terminal value no impairment of goodwill would have occurred.

Management has identified the discount rate and the growth rate for the terminal value as key assumptions that have the potential to vary and thereby cause the recoverable amount to be lower than the carrying amount.

No impairment of goodwill would need to be recognized in the event of a reasonably possible change in the key assumptions used in 2021.

In 2021, the analysis of the cash-generating unit Aptuit showed a difference between the recoverable amount and the carrying amount for Aptuit Execute, which has increased compared to 2020, mainly due to the recent positive performance, so that a possible change in the key assumptions could no longer potentially lead to an impairment. The following table shows an analysis of the cash-generating unit Aptuit Execute in 2020 for which a potential change in these key assumptions could lead to an amount lower than the carrying amounts in that year. Those changes in the assumptions are shown, which result in the estimated recoverable amount to be equal to the carrying amount in 2020.

2020
	Recoverable		Increase
	amount	Applied	of
	exceeding	post-tax	post-tax	Applied	Decrease	Reduction
	net book	discount	discount	terminal	terminal	in gross
	value	rate	rate	value	value	margin
	k€	in %-	in %-	in %-	in %-	in %-
		points	points	points	points	points
Aptuit Execute	5,704	9.07	0.16	1.50	0.28	0.35

In 2021 and 2020, the Company did not record impairments as a result of annual impairment assessments.

In 2021 and 2020, it was verified whether the Covid-19 pandemic should be considered a triggering event in accordance with IAS 36.12 for Evotec. The analysis showed that the pandemic had only a minor and temporary impact on Evotec’s business. Accordingly, the Covid-19 pandemic is not a triggering event.